As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-08243
Direxion Funds
(Exact name of registrant as specified in charter)
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)
Daniel D. O’Neill
33 Whitehall Street, 10th floor
New York, NY 10004
(Name and address of agent for service)
1-646-572-3390
Registrant’s telephone number, including area code
Date of fiscal year end: April 30, 2007
Date of reporting period: April 30, 2007

Letter to Shareholders

Dear Shareholders,

This Annual report for the Direxion Funds covers the period for each Fund’s inception through April 30th, 2007, (the “Annual Period”). This Annual Period is the inaugural report for this series of Direxion Funds, which included our industry-first 250% leveraged index mutual funds.

During the Annual Period, the global economy provided a range of conditions to pursue both long and short strategies utilizing the Direxion Funds. The broader domestic and international equity markets experienced a sustained rally, providing for an opportunity to seek enhanced returns on the long side. On the short side, a lagging U.S. Dollar, relative to other world currencies, provided investors with the opportunity to hedge dollar denominated assets in their portfolios.

Several factors, most notably, the decision by the Federal Reserve to pause rate hikes, falling oil prices, strong corporate earnings, and the announcement of several large Merger & Acquisition deals contributed to the overall bullish sentiment in the market. The U.S. equity markets continued their advance through calendar year-end, posting positive returns for the 4th straight year, and would continue higher through January and into February. However, on February 27th a sell off in China sparked a global decline that led to the largest one-day percentage decline in the S&P 500 Index since March 24th, 2003. Despite the sharp declines in February, the strength of the market led to positive index returns over the course of the Annual Period. On a total return basis, the S&P 500 Index and the NASDAQ-100 Index finished the period from May 1st, 2006 through April 30th, 2007 up 15.71% and 10.74%, respectively. The S&P Midcap 400 Total Return Index finished the period from May 2nd, 2006 through April 30th, 2007 up 9.88%. In the international markets, the S&P Latin America 40 Index and the Nikkei 225 Index appreciated by 23.34% for the period May 2nd, 2006 through April 30th, 2007 and 1.44% for the period May 3rd, 2006 through April 30, 2007, respectively.

Finally, we feel it important for investors to have complete transparency regarding the Direxion Funds investment performance relative to each Fund’s stated daily investment objective. Direxion’s leveraged index Funds seek to provide daily returns which are a multiple — positive or negative — of the return of a particular benchmark.

The Direxion Funds maintain models which indicate the expected performance of each leveraged index Fund in light of the path of the relevant benchmark, the Fund’s expense ratios and the impact of leveraging the Fund’s portfolio. The models, and a description of how they work, are available on the Direxion website (www.direxionfunds.com). The models do not take into account the size of a Fund or any transaction fees associated with creating a Fund’s portfolio but do take into account a Fund’s expense ratio and financing implications. A brief comparison of the actual versus expected returns for each of the Funds in this Annual Report follows.

The Total Market Bull 2.5X Fund, which seeks to provide a daily return equal to 250% of the return of the MSCI US Broad Market Index, gained 23.48%, 13 basis points higher than its expected return of 23.35%, while the MSCI US Broad Market Index itself gained 14.28%.

The Mid Cap Bull 2.5X Fund, which seeks to provide a daily return equal to 250% of the return of the S&P Midcap 400 Total Return Index, gained 16.40%, 619 basis points higher than its expected return of 10.21%, while the S&P Midcap 400 Total Return Index itself gained 9.88%.

The S&P 500 Bull 2.5X Fund and the S&P 500 Bear 2.5X Fund, which seek to provide 250% and -250% of the return of the S&P 500 Index, respectively, provided returns of 26.95% and -23.87%, respectively. The model indicated an expected return of 27.27% for the S&P 500 Bull 2.5X Fund and an expected return of −22.70% for the S&P 500 Bear 2.5X Fund.

The NASDAQ-100 Bull 2.5X Fund and the NASDAQ-100 Bear 2.5X Fund, which seek to provide 250% and −250% of the return of the NASDAQ-100 Index, respectively, provided returns of 10.11% and −20.30%, respectively. The model indicated an expected return of 11.20% for the NASDAQ-100 Bull 2.5X Fund and an expected return of −18.60% for the NASDAQ-100 Bear 2.5X Fund.

The Japan Bull 2X Fund, which seeks to provide a daily return of 200% of the daily return of the Nikkei 225 Index declined 2.60%, 138 basis points higher than its expected return, while the Nikkei 225 Index gained 1.44%.

The Latin America Bull 2X Fund, which seeks to provide a daily return of 200% of the daily return of the S&P Latin America 40 Index, gained 30.83%, 1.61 basis points higher than its expected return of 29.22%, while the S&P Latin America 40 Index gained 27.28%.

The Dollar Bear 2.5X Fund, which seeks to provide a daily return of −250% of the daily return of the U.S. Dollar Index, gained 11.22%, 118 basis points higher than its expected return of 10.04%.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’Neill	Todd Kellerman
Chief Investment Officer	Chief Financial Officer

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511.

The total annual fund operating expense ratio of the Total Market Bull 2.5X Fund, Mid Cap Bull 2.5X Fund, the S&P Bull 2.5X Fund, S&P 500 Bear 2.5X Fund, NASDAQ-100 Bull 2.5X Fund, NASDAQ-100 Bear 2.5X Fund, Japan Bull 2X Fund, Latin America Bull 2X Fund, Dollar Bear 2.5X Fund, net of any fee, waivers or expense reimbursements as stated in the fee table of the funds prospectus, is 1.75%.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. Investors considering an investment may obtain a prospectus by calling 1-800-851-0511. Investors should read the prospectus carefully for more complete information, including charges, expenses, and additional risks, before investing or sending money.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: June 30, 2007

NASDAQ-100 Bull 2.5X Fund
May 1, 20061- April 30, 2007

Total Return[2]
Since Inception

NASDAQ-100 Bull 2.5X Fund	10.11%
NASDAQ-100 Index	10.74%

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bull Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance of the NASDAQ-100 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

1 Commencement of operations.
2 As of April 30, 2007.

ANNUAL REPORT  3

NASDAQ-100 Bear 2.5X Fund
May 1, 20061- April 30, 2007

Total Return[2]
Since Inception

NASDAQ-100 Bear 2.5X Fund	(20.30%)
NASDAQ-100 Index	10.74%

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.
This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance of the NASDAQ-100 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.
The performance data shown represents past performance and does not guarantee future results.
1 Commencement of operations.
2 As of April 30, 2007.

4  DIREXION ANNUAL REPORT

S&P 500 Bull 2.5X Fund
May 1, 20061- April 30, 2007

Total Return[2]
Since Inception

S&P 500 Bull 2.5X Fund	26.95%
S&P 500 Index	15.71%

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bull Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.
This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance of the S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.
The performance data shown represents past performance and does not guarantee future results.
1 Commencement of operations.
2 As of April 30, 2007.

ANNUAL REPORT  5

S&P 500 Bear 2.5X Fund
May 1, 20061- April 30, 2007

Total Return[2]
Since Inception

S&P 500 Bear 2.5X Fund	(23.87%)
S&P 500 Index	15.71%

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.
This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance of the S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.
The performance data shown represents past performance and does not guarantee future results.
1 Commencement of operations.
2 As of April 30, 2007.

6  DIREXION ANNUAL REPORT

Japan Bull 2X Fund
May 3, 20061- April 30, 2007

Total Return[2]
Since Inception

Japan Bull 2X Fund	(2.60%)
Nikkei 225 Index	1.44%

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bull Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.
This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance of the Nikkei 225 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.
The performance data shown represents past performance and does not guarantee future results.
1 Commencement of operations.
2 As of April 30, 2007.

ANNUAL REPORT  7

Latin America Bull 2X Fund
May 2, 20061- April 30, 2007

Total Return[2]
Since Inception

Latin America Bull 2X Fund	30.83%
S&P Latin America 40 Index	27.28%

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bull Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.
This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance of the S&P Latin America 40 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.
The performance data shown represents past performance and does not guarantee future results.
1 Commencement of operations.
2 As of April 30, 2007.

8  DIREXION ANNUAL REPORT

Dollar Bear 2.5X Fund
June 12, 20061- April 30, 2007

Total Return[2]
Since Inception

Dollar Bear 2.5X Fund	11.22%
U.S. Dollar Index	(5.13%)

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.
This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance of the U.S. Dollar does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.
The performance data shown represents past performance and does not guarantee future results.
1 Commencement of operations.
2 As of April 30, 2007.

ANNUAL REPORT  9

Mid Cap Bull 2.5X Fund
May 2, 20061- April 30, 2007

Total Return[2]
Since Inception

Mid Cap Bull 2.5X Fund	16.40%
S&P Midcap 400 Total Return Index	9.88%

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bull Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.
This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance of the S&P Midcap 400 Total Return Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.
The performance data shown represents past performance and does not guarantee future results.
1 Commencement of operations.
2 As of April 30, 2007.

10  DIREXION ANNUAL REPORT

Total Market Bull 2.5X Fund
May 2, 20061 - April 30, 2007

Total Return[2]
Since Inception

Total Market Bull 2.5X Fund	23.48%
MSCI US Broad Market Index	14.28%

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance of the MSCI US Broad Market Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

1 Commencement of operations.
2 As of April 30, 2007.

ANNUAL REPORT  11

Expense Example (Unaudited)
April 30, 2007

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 — April 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Funds charge no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. However, the example below does not include portfolio trading commissions and related expenses, or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example Tables

	NASDAQ-100 Bull 2.5X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	November 1, 2006 -
	November 1, 2006	April 30, 2007	April 30, 2007*

Actual	$1,000.00	$1,134.00	$9.26
Hypothetical (5% return before expenses)	1,000.00	1,016.12	8.75

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	NASDAQ-100 Bear 2.5X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	November 1, 2006 -
	November 1, 2006	April 30, 2007	April 30, 2007*

Actual	$1,000.00	$847.90	$8.02
Hypothetical (5% return before expenses)	1,000.00	1,016.12	8.75

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

12  DIREXION ANNUAL REPORT

	S&P 500 Bull 2.5X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	November 1, 2006 -
	November 1, 2006	April 30, 2007	April 30, 2007*

Actual	$1,000.00	$1,151.50	$9.34
Hypothetical (5% return before expenses)	1,000.00	1,016.12	8.75

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	S&P 500 Bear 2.5X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	November 1, 2006 -
	November 1, 2006	April 30, 2007	April 30, 2007*

Actual	$1,000.00	$849.70	$8.03
Hypothetical (5% return before expenses)	1,000.00	1,016.12	8.75

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	Japan Bull 2X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	November 1, 2006 -
	November 1, 2006	April 30, 2007	April 30, 2007*

Actual	$1,000.00	$1,098.10	$9.10
Hypothetical (5% return before expenses)	1,000.00	1,016.12	8.75

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	Latin America Bull 2X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	November 1, 2006 -
	November 1, 2006	April 30, 2007	April 30, 2007*

Actual	$1,000.00	$1,476.70	$10.75
Hypothetical (5% return before expenses)	1,000.00	1,016.12	8.75

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	Dollar Bear 2.5X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	November 1, 2006 -
	November 1, 2006	April 30, 2007	April 30, 2007*

Actual	$1,000.00	$1,103.40	$9.13
Hypothetical (5% return before expenses)	1,000.00	1,016.12	8.75

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

ANNUAL REPORT  13

	Mid Cap Bull 2.5X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	November 1, 2006 -
	November 1, 2006	April 30, 2007	April 30, 2007*

Actual	$1,000.00	$1,291.20	$9.94
Hypothetical (5% return before expenses)	1,000.00	1,016.12	8.75

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	Total Market Bull 2.5X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	November 1, 2006 -
	November 1, 2006	April 30, 2007	April 30, 2007*

Actual	$1,000.00	$1,164.90	$9.39
Hypothetical (5% return before expenses)	1,000.00	1,016.12	8.75

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

14  DIREXION ANNUAL REPORT

NASDAQ-100 Bull 2.5X Fund
Allocation of Fund Holdings (Unaudited)
April 30, 2007

NASDAQ-100 Bear 2.5X Fund
Allocation of Fund Holdings (Unaudited)
April 30, 2007

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

**	These are investment companies that primarily invest in this category of securities.

ANNUAL REPORT  15

S&P 500 Bull 2.5X Fund
Allocation of Fund Holdings (Unaudited)
April 30, 2007

S&P 500 Bear 2.5X Fund
Allocation of Fund Holdings (Unaudited)
April 30, 2007

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

**	These are investment companies that primarily invest in this category of securities.

16  DIREXION ANNUAL REPORT

Japan Bull 2X Fund
Allocation of Fund Holdings (Unaudited)
April 30, 2007

Latin America Bull 2X Fund
Allocation of Fund Holdings (Unaudited)
April 30, 2007

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

**	These are investment companies that primarily invest in this category of securities.

ANNUAL REPORT  17

Dollar Bear 2.5X Fund
Allocation of Fund Holdings (Unaudited)
April 30, 2007

Mid Cap Bull 2.5X Fund
Allocation of Fund Holdings (Unaudited)
April 30, 2007

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

**	These are investment companies that primarily invest in this category of securities.

18  DIREXION ANNUAL REPORT

Total Market Bull 2.5X Fund
Allocation of Fund Holdings (Unaudited)
April 30, 2007

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

**	These are investment companies that primarily invest in this category of securities.

ANNUAL REPORT  19

NASDAQ-100 Bull 2.5X Fund
Schedule of Investments
April 30, 2007

Principal
Amount		Value

SHORT TERM INVESTMENTS - 80.7%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 73.5%
$5,200,000	Federal Home Loan Bank Discount Note, 5.042%, 05/01/2007	$5,200,000

Shares

MONEY MARKET FUNDS - 7.2%
507,222	Fidelity Institutional Money Market Portfolio	507,222

	TOTAL SHORT TERM INVESTMENTS (Cost $5,707,222)	$5,707,222

	TOTAL INVESTMENTS (Cost $5,707,222) - 80.7%	$5,707,222
	Other Assets in Excess of Liabilities - 19.3%	1,363,753

	TOTAL NET ASSETS - 100.0%	$7,070,975

Percentages are stated as a percent of net assets.

NASDAQ-100 Bull 2.5X Fund
Schedule of Futures Contracts
April 30, 2007

		Unrealized
Contracts		Appreciation

447	NASDAQ-100 Mini Futures Contract Expiring June 2007 (Underlying Face Amount at Market Value $16,807,200)	$681,632

NASDAQ-100 Bull 2.5X Fund
Schedule of Equity Swap Contracts
April 30, 2007

		Number of	Notional		Unrealized
Counterparty	Reference Entity	Contracts	Value	Termination Date	Appreciation

Goldman Sachs & Co.	NASDAQ-100 Index	260	$484,687	05/02/2007	$7,610

See notes to the financial statements.

20  DIREXION ANNUAL REPORT

NASDAQ-100 Bear 2.5X Fund
Schedule of Investments
April 30, 2007

Principal
Amount		Value

SHORT TERM INVESTMENTS - 54.7%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 50.3%
$4,100,000	Federal Home Loan Bank Discount Note, 5.042%, 05/01/2007	$4,100,000

Shares

MONEY MARKET FUNDS - 4.4%
362,132	Fidelity Institutional Money Market Portfolio	362,132

	TOTAL SHORT TERM INVESTMENTS (Cost $4,462,132)	$4,462,132

	TOTAL INVESTMENTS (Cost $4,462,132) - 54.7%	$4,462,132
	Other Assets in Excess of Liabilities - 45.3%	3,696,726

	TOTAL NET ASSETS - 100.0%	$8,158,858

Percentages are stated as a percent of net assets.

NASDAQ-100 Bear 2.5X Fund
Schedule of Short Futures Contracts
April 30, 2007

		Unrealized
Contracts		Appreciation

546	NASDAQ-100 Mini Futures Contract Expiring June 2007 (Underlying Face Amount at Market Value $20,529,600)	$4,230

See notes to the financial statements.

ANNUAL REPORT  21

S&P 500 Bull 2.5X Fund
Schedule of Investments
April 30, 2007

Principal
Amount		Value

SHORT TERM INVESTMENTS - 119.1%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 116.6%
$12,101,000	Federal Home Loan Bank Discount Note, 5.042%, 05/01/2007	$12,101,000

Shares

MONEY MARKET FUNDS - 2.5%
261,615	Fidelity Institutional Money Market Portfolio	261,615

	TOTAL SHORT TERM INVESTMENTS (Cost $12,362,615)	$12,362,615

	TOTAL INVESTMENTS (Cost $12,362,615) - 119.1%	$12,362,615
	Liabilities in Excess of Other Assets - (19.1)%	(1,980,751)

	TOTAL NET ASSETS - 100.0%	$10,381,864

Percentages are stated as a percent of net assets.

S&P 500 Bull 2.5X Fund
Schedule of Short Futures Contracts
April 30, 2007

		Unrealized
Contracts		(Depreciation)

213	S&P 500 Mini Futures Contract Expiring June 2007 (Underlying Face Amount at Market Value $15,849,863)	$(90,024)

S&P 500 Bull 2.5X Fund
Schedule of Equity Swap Contracts
April 30, 2007

		Number of	Notional		Unrealized
Counterparty	Reference Entity	Contracts	Value	Termination Date	Appreciation

Goldman Sachs & Co.	S&P 500 Index	7,091	$10,497,151	05/02/2007	$17,487

See notes to the financial statements.

22  DIREXION ANNUAL REPORT

S&P 500 Bear 2.5X Fund
Schedule of Investments
April 30, 2007

Principal
Amount		Value

SHORT TERM INVESTMENTS - 85.9%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 77.4%
$3,400,000	Federal Home Loan Bank Discount Note, 5.042%, 05/01/2007	$3,400,000

Shares

MONEY MARKET FUNDS - 8.5%
370,764	Fidelity Institutional Money Market Portfolio	370,764

	TOTAL SHORT TERM INVESTMENTS (Cost $3,770,764)	$3,770,764

	TOTAL INVESTMENTS (Cost $3,770,764) - 85.9%	$3,770,764
	Other Assets in Excess of Liabilities - 14.1%	620,390

	TOTAL NET ASSETS - 100.0%	$4,391,154

Percentages are stated as a percent of net assets.

S&P 500 Bear 2.5X Fund
Schedule of Short Futures Contracts
April 30, 2007

		Unrealized
Contracts		Appreciation

99	S&P 500 Mini Futures Contract Expiring June 2007 (Underlying Face Amount at Market Value $7,366,838)	$18,191

S&P 500 Bear 2.5X Fund
Schedule of Short Equity Swap Contracts
April 30, 2007

		Number of	Notional		Unrealized
Counterparty	Reference Entity	Contracts	Value	Termination Date	(Depreciation)

Goldman Sachs & Co.	S&P 500 Index	2,509	$3,713,227	05/02/2007	$(21,887)

See notes to the financial statements.

ANNUAL REPORT  23

Japan Bull 2X Fund
Schedule of Investments
April 30, 2007

Principal
Amount		Value

SHORT TERM INVESTMENTS - 90.0%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 74.7%
$1,700,000	Federal Home Loan Bank Discount Note 5.042%, 05/01/2007	$1,700,000

Shares

MONEY MARKET FUNDS - 15.3%
347,990	Fidelity Institutional Money Market Portfolio	347,990

	TOTAL SHORT TERM INVESTMENTS (Cost $2,047,990)	$2,047,990

	TOTAL INVESTMENTS (Cost $2,047,990) - 90.0%	$2,047,990
	Other Assets in Excess of Liabilities - 10.0%	228,884

	TOTAL NET ASSETS - 100.0%	$2,276,874

Percentages are stated as a percent of net assets.

Japan Bull 2X Fund
Schedule of Futures Contracts
April 30, 2007

		Unrealized
Contracts		(Depreciation)

51	Nikkei 225 Futures Contract Expiring June 2007 (Underlying Face Amount at Market Value $4,407,675)	$(5,079)

Japan Bull 2X Fund
Schedule of Equity Swap Contracts
April 30, 2007

		Number of	Notional		Unrealized
Counterparty	Reference Entity	Contracts	Value	Termination Date	(Depreciation)

Goldman Sachs & Co.	iShares MSCI Japan Index Fund	2,900	$41,161	03/10/2008	$(790)
Goldman Sachs & Co.	Nikkei 225 Index	7	125,970	09/10/2007	(2,027)

			$167,131		$(2,817)

See notes to the financial statements.

24  DIREXION ANNUAL REPORT

Latin America Bull 2X Fund
Schedule of Investments
April 30, 2007

Shares		Value

INVESTMENT COMPANIES - 78.3%
191,659	iShares S&P Latin America 40 Index Fund	$36,139,221

	TOTAL INVESTMENT COMPANIES (Cost $34,511,185)	$36,139,221

Principal
Amount

SHORT TERM INVESTMENTS - 10.6%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.7%
$4,500,000	Federal Home Loan Bank Discount Note, 5.042%, 05/01/2007	4,500,000

Shares

MONEY MARKET FUNDS - 0.9%
415,119	Fidelity Institutional Money Market Portfolio	415,119

	TOTAL SHORT TERM INVESTMENTS (Cost $4,915,119)	$4,915,119

	TOTAL INVESTMENTS (Cost $39,426,304) - 88.9%	$41,054,340
	Other Assets in Excess of Liabilities - 11.1%	5,113,095

	TOTAL NET ASSETS - 100.0%	$46,167,435

Percentages are stated as a percent of net assets.

Latin America Bull 2X Fund
Schedule of Equity Swap Contracts
April 30, 2007

		Number of	Notional		Unrealized
Counterparty	Reference Entity	Contracts	Value	Termination Date	(Depreciation)

Goldman Sachs & Co.	iShares S&P Latin America 40 Index Fund	241,450	$45,447,909	06/14/2007	$(959,356)
Goldman Sachs & Co.	iShares S&P Latin America 40 Index Fund	15,100	2,841,997	01/25/2008	(59,317)
Goldman Sachs & Co.	iShares MSCI Brazil Index Fund	106,000	5,537,001	04/18/2008	(126,465)
Goldman Sachs & Co.	iShares MSCI Mexico Index Fund	40,000	2,209,414	04/18/2008	(63,572)

			$56,036,321		$(1,208,710)

See notes to the financial statements.

ANNUAL REPORT  25

Dollar Bear 2.5X Fund
Schedule of Investments
April 30, 2007

Principal
Amount		Value

SHORT TERM INVESTMENTS - 91.9%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 78.7%
$2,200,000	Federal Home Loan Bank Discount Note, 5.042%, 05/01/2007	$2,200,000

Shares

MONEY MARKET FUNDS - 13.2%
368,935	Fidelity Institutional Money Market Portfolio	368,935

	TOTAL SHORT TERM INVESTMENTS (Cost $2,568,935)	$2,568,935

	TOTAL INVESTMENTS (Cost $2,568,935) 91.9%	$2,568,935
	Other Assets in Excess of Liabilities - 8.1%	225,824

	TOTAL NET ASSETS - 100.0%	$2,794,759

Percentages are stated as a percent of net assets.

Dollar Bear 2.5X Fund
Schedule of Short Futures Contracts
April 30, 2007

		Unrealized
Contracts		Appreciation

22	Dollar Index Futures Contract Expiring June 2007 (Underlying Face Amount at Market Value $1,788,600)	$33,463

Dollar Bear 2.5X Fund
Schedule of Long Futures Contracts
April 30, 2007

		Unrealized
Contracts		Appreciation/(Depreciation)

5	BP Currency Futures Contract (British Pounds) Expiring June 2007 (Underlying Face Amount at Market Value $624,688)	$10,952
6	C$ Currency Futures Contract (Canadian Dollars) Expiring June 2007 (Underlying Face Amount at Market Value $541,260)	19,863
18	EURO Currency Futures Contract (Euros) Expiring June 2007 (Underlying Face Amount at Market Value $3,076,200)	57,621
7	Japan Yen Currency Futures Contract (Japanese Yen) Expiring June 2007 (Underlying Face Amount at Market Value $736,925)	(15,418)
2	CHF Currency Futures Contract (Swiss Francs) Expiring June 2007 (Underlying Face Amount at Market Value $207,825)	417

		$73,435

See notes to the financial statements.

26  DIREXION ANNUAL REPORT

Mid Cap Bull 2.5X Fund
Schedule of Investments
April 30, 2007

Shares		Value

INVESTMENT COMPANIES - 6.2%
3,263	Midcap SPDR Trust Series 1	$518,197

	TOTAL INVESTMENT COMPANIES (Cost $500,334)	$518,197

Principal
Amount

SHORT TERM INVESTMENTS - 84.4%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 80.1%
$6,700,000	Federal Home Loan Bank Discount Note, 5.042%, 05/01/2007	6,700,000

Shares

MONEY MARKET FUNDS - 4.3%
357,171	Fidelity Institutional Money Market Portfolio	357,171

	TOTAL SHORT TERM INVESTMENTS (Cost $7,057,171)	$7,057,171

	TOTAL INVESTMENTS (Cost $7,557,505) - 90.6%	$7,575,368
	Other Assets in Excess of Liabilities - 9.4%	789,239

	TOTAL NET ASSETS - 100.0%	$8,364,607

Percentages are stated as a percent of net assets.

Mid Cap Bull 2.5X Fund
Schedule of Futures Contracts
April 30, 2007

		Unrealized
Contracts		(Depreciation)

206	MidCap 400 Mini Futures Contract Expiring June 2007 (Underlying Face Amount at Market Value $18,088,860)	$(163,327)

Mid Cap Bull 2.5X Fund
Schedule of Equity Swap Contracts
April 30, 2007

		Number of	Notional		Unrealized
Counterparty	Reference Entity	Contracts	Value	Termination Date	(Depreciation)

Goldman Sachs & Co.	S&P MidCap 400 Index	3,915	$3,414,645	05/03/2007	$(16,372)

See notes to the financial statements.

ANNUAL REPORT  27

Total Market Bull 2.5X Fund
Schedule of Investments
April 30, 2007

Shares		Value

INVESTMENT COMPANIES - 79.4%
10,272	Vanguard Total Stock Market ETF	$1,511,586

	TOTAL INVESTMENT COMPANIES (Cost $1,429,464)	$1,511,586

Principal
Amount

SHORT TERM INVESTMENTS - 8.0%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.3%
$100,000	Federal Home Loan Bank Discount Note, 5.042%, 05/01/2007	100,000

Shares

MONEY MARKET FUNDS - 2.7%
51,320	Fidelity Institutional Money Market Portfolio	51,320

	TOTAL SHORT TERM INVESTMENTS (Cost $151,320)	$151,320

	TOTAL INVESTMENTS (Cost $1,580,784) - 87.4%	$1,662,906
	Other Assets in Excess of Liabilities - 12.6%	239,582

	TOTAL NET ASSETS - 100.0%	$1,902,488

Percentages are stated as a percent of net assets.

Total Market Bull 2.5X Fund
Schedule of Equity Swap Contracts
April 30, 2007

		Number of	Notional		Unrealized
Counterparty	Reference Entity	Contracts	Value	Termination Date	Appreciation

Goldman Sachs & Co.	Vanguard Total Market Viper	22,470	$3,300,208	05/03/2007	$5,384

See notes to the financial statements.

28  DIREXION ANNUAL REPORT

Statements of Assets and Liabilities
April 30, 2007

	NASDAQ-100 Bull	NASDAQ-100 Bear
	2.5X Fund	2.5X Fund

Assets:
Investments, at market value (Note 2)	$5,707,222	$4,462,132
Receivable for Fund shares sold	472,358	1,734,863
Receivable from Adviser	21,148	3,379
Deposit at broker for futures	1,136,200	210,600
Deposit at broker for swaps	160,000	2,000,000
Unrealized appreciation on swaps	7,610	—
Variation margin receivable	—	45,879
Dividends and interest receivable	2,600	8,455
Other assets	16,608	19,352

Total Assets	7,523,746	8,484,660

Liabilities:
Due to broker for swaps	—	258,381
Payable for Fund shares redeemed	176,790	26,067

Accrued distribution expense	143	628
Variation margin payable	236,632	—
Accrued expenses and other liabilities	39,206	40,726

Total Liabilities	452,771	325,802

Net Assets	$7,070,975	$8,158,858

Net Assets Consist Of:
Capital stock	$6,734,354	$11,227,124
Accumulated undistributed net investment income (loss)	157,038	—
Accumulated undistributed net realized gain (loss)	(509,659)	(3,072,496)
Net unrealized appreciation (depreciation)	689,242	4,230

Total Net Assets	$7,070,975	$8,158,858

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$7,070,975	$8,158,858
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	342,500	511,982
Net asset value, redemption price and offering price per share	$20.65	$15.94

Cost of Investments	$5,707,222	$4,462,132

See notes to the financial statements.

ANNUAL REPORT  29

Statements of Assets and Liabilities
April 30, 2007

	S&P 500 Bull	S&P 500 Bear
	2.5X Fund	2.5X Fund

Assets:
Investments, at market value (Note 2)	$12,362,615	$3,770,764
Receivable for Fund shares sold	39,504	132,008
Receivable from Adviser	9,832	9,886
Deposit at broker for futures	929,600	246,400
Deposit at broker for swaps	860,000	290,000
Unrealized appreciation on swaps	17,487	—
Variation margin receivable	—	63,451
Dividends and interest receivable	5,478	2,822
Other assets	17,705	22,556

Total Assets	14,242,221	4,537,887

Liabilities:
Payable for Fund shares redeemed	3,595,345	81,871
Unrealized depreciation on swaps	—	21,887
Accrued distribution expense	455	162
Variation margin payable	225,054	—
Accrued expenses and other liabilities	39,503	42,813

Total Liabilities	3,860,357	146,733

Net Assets	$10,381,864	$4,391,154

Net Assets Consist Of:
Capital stock	$10,269,638	$5,463,990
Accumulated undistributed net investment income (loss)	78,533	21,887
Accumulated undistributed net realized gain (loss)	106,230	(1,091,027)
Net unrealized appreciation (depreciation)	(72,537)	(3,696)

Total Net Assets	$10,381,864	$4,391,154

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$10,381,864	$4,391,154
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	434,823	297,173
Net asset value, redemption price and offering price per share	$23.88	$14.78

Cost of Investments	$12,362,615	$3,770,764

See notes to the financial statements.

30  DIREXION ANNUAL REPORT

Statements of Assets and Liabilities
April 30, 2007

	Japan Bull	Latin America Bull
	2X Fund	2X Fund

Assets:
Investments, at market value (Note 2)	$2,047,990	$41,054,340
Receivable for Fund shares sold	42,345	630,550
Receivable from Adviser	6,749	—
Deposit at broker for futures	204,000	—
Deposit at broker for swaps	70,000	5,970,000
Receivable for investments sold	—	1,986,342
Dividends and interest receivable	2,061	18,506
Other assets	14,367	19,204

Total Assets	2,387,512	49,678,942

Liabilities:
Payable for investments purchased	—	1,573,346
Payable for Fund shares redeemed	36,554	635,222
Unrealized depreciation on swaps	2,817	1,208,710
Accrued distribution expense	—	4,163
Accrued advisory expense	—	14,413
Due to broker for swaps	578	26,516
Variation margin payable	31.875	—
Accrued expenses and other liabilities	38,814	49,137

Total Liabilities	110,638	3,511,507

Net Assets	$2,276,874	$46,167,435

Net Assets Consist Of:
Capital stock	$5,433,168	$47,499,694
Accumulated undistributed net investment income (loss)	2,817	2,083,712
Accumulated undistributed net realized gain (loss)	(3,151,215)	(3,835,297)
Net unrealized appreciation (depreciation)	(7,896)	419,326

Total Net Assets	$2,276,874	$46,167,435

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$2,276,874	$46,167,435
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	116,887	1,911,256
Net asset value, redemption price and offering price per share	$19.48	$24.16

Cost of Investments	$2,047,990	$39,426,304

See notes to the financial statements.

ANNUAL REPORT  31

Statements of Assets and Liabilities
April 30, 2007

	Dollar Bear	Mid Cap Bull	Total Market Bull
	2.5X Fund	2.5X Fund	2.5X Fund

Assets:
Investments, at market value (Note 2)	$2,568,935	$7,575,368	$1,662,906
Receivable for Fund shares sold	175,329	189,692	3,000
Receivable from Adviser	11,637	3,513	4,915
Deposit at broker for swaps	—	340,000	270,000
Deposit at broker for futures	71,500	594,000	—
Receivable from Broker	—	—	170
Unrealized appreciation on swaps	—	—	5,384
Variation margin receivable	5,587	—	—
Dividends and interest receivable	1,662	4,082	1,895
Other assets	14,331	16,556	14,312

Total Assets	2,848,981	8,723,211	1,962,582

Liabilities:
Payable for Fund shares redeemed	15,014	36,835	22,063
Unrealized depreciation on swaps	—	16,372	—
Accrued distribution expense	110	686	222
Variation margin payable	—	265,830	—
Accrued expenses and other liabilities	39,098	38,881	37,809

Total Liabilities	54,222	358,604	60,094

Net Assets	$2,794,759	$8,364,607	$1,902,488

Net Assets Consist Of:
Capital stock	$3,220,644	$8,688,995	$1,796,861
Accumulated undistributed net investment income (loss)	—	16,372	37,087
Accumulated undistributed net realized gain (loss)	(532,783)	(178,924)	(18,966)
Net unrealized appreciation (depreciation)	106,898	(161,836)	87,506

Total Net Assets	$2,794,759	$8,364,607	$1,902,488

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$2,794,759	$8,364,607	$1,902,488
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	126,106	359,355	82,145
Net asset value, redemption price and offering price per share	$22.16	$23.28	$23.16

Cost of Investments	$2,568,935	$7,557,505	$1,580,784

See notes to the financial statements.

32  DIREXION ANNUAL REPORT

Statements of Operations
Period Ended April 30, 2007

	NASDAQ-100 Bull	NASDAQ-100 Bear
	2.5X Fund	2.5X Fund
	May 1, 2006[1] to	May 1, 2006[1] to
	April 30, 2007	April 30, 2007

Investment income:
Dividend income	$28,354	$25,220
Interest income	184,833	230,236

Total investment income	213,187	255,456

Expenses:
Investment advisory fees	53,701	40,117
Distribution expenses	17,348	8,573
Administration fees	10,745	10,545
Shareholder servicing fees	30,435	21,592
Fund accounting fees	23,708	23,615
Custody fees	5,448	3,442
Federal and state registration fees	18,524	19,797
Taxes	39,276	—
Professional fees	23,647	23,557
Reports to shareholders	8,970	8,974
Directors’ fees and expenses	1,294	993
Other	11,614	11,416

Total expenses before reimbursement	244,710	172,621
Less: Reimbursement of expenses by Adviser	(119,492)	(79,014)

Total expenses	125,218	93,607

Net investment income (loss)	87,969	161,849

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	764,117	—
Futures	1,162,073	(1,154,261)
Swaps	1,009,978	(2,793,369)

	2,936,168	(3,947,630)

Change in unrealized appreciation (depreciation) on:
Futures	681,632	4,230
Swaps	7,610	—

	689,242	4,230

Net realized and unrealized gain (loss) on investments	3,625,410	(3,943,400)

Net increase (decrease) in net assets resulting from operations	$3,713,379	$(3,781,551)

1 Commencement of operations.

See notes to the financial statements.

ANNUAL REPORT  33

Statements of Operations
Period Ended April 30, 2007

	S&P 500 Bull	S&P 500 Bear
	2.5X Fund	2.5X Fund
	May 1, 2006[1] to	May 1, 2006[1] to
	April 30, 2007	April 30, 2007

Investment income:
Dividend income	$21,681	$16,539
Interest income	324,522	81,128

Total investment income	346,203	97,667

Expenses:
Investment advisory fees	52,355	15,347
Distribution expenses	16,058	4,627
Administration fees	10,732	10,123
Shareholder servicing fees	29,198	16,709
Fund accounting fees	23,717	23,165
Custody fees	4,066	3,249
Federal and state registration fees	16,240	16,811
Taxes	14,379	—
Professional fees	23,376	23,220
Reports to shareholders	8,148	8,600
Directors’ fees and expenses	1,147	934
Other	20,364	21,142

Total expenses before reimbursement	219,780	143,927
Less: Reimbursement of expenses by Adviser	(97,617)	(108,118)

Total expenses	122,163	35,809

Net investment income (loss)	224,040	61,858

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Futures	845,165	(907,352)
Swaps	1,105,699	(351,403)

	1,950,864	(1,258,755)

Change in unrealized appreciation (depreciation) on:
Futures	(90,024)	18,191
Swaps	17,487	(21,887)

	(72,537)	(3,696)

Net realized and unrealized gain (loss) on investments	1,878,327	(1,262,451)

Net increase (decrease) in net assets resulting from operations	$2,102,367	$(1,200,593)

1 Commencement of operations.

See notes to the financial statements.

34  DIREXION ANNUAL REPORT

Statements of Operations
Period Ended April 30, 2007

	Japan Bull	Latin America Bull
	2X Fund	2X Fund
	May 3, 2006[1] to	May 2, 2006[1] to
	April 30, 2007	April 30, 2007

Investment income:
Dividend income (net of foreign withholding tax of $0 and $4, respectively)	$13,553	$297,429
Interest income	70,438	187,985

Total investment income	83,991	485,414

Expenses:
Investment advisory fees	13,671	94,986
Distribution expenses	4,289	29,545
Administration fees	10,105	11,841
Shareholder servicing fees	16,257	43,543
Fund accounting fees	23,119	25,242
Custody fees	3,201	8,633
Federal and state registration fees	19,289	19,829
Taxes	—	14,122
Professional fees	23,126	23,700
Reports to shareholders	8,481	8,485
Directors’ fees and expenses	1,018	1,248
Other	5,047	5,607

Total expenses before reimbursement	127,603	286,781
Less: Reimbursement of expenses by Adviser	(95,705)	(65,146)

Total expenses	31,898	221,635

Net investment income (loss)	52,093	263,779

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(37,128)	(1,236,810)
Futures	(3,025,764)	—
Swaps	(35,167)	3,597,418

	(3,098,059)	2,360,608

Change in unrealized appreciation (depreciation) on:
Investments	—	1,628,036
Futures	(5,079)	—
Swaps	(2,817)	(1,208,710)

	(7,896)	419,326

Net realized and unrealized gain (loss) on investments	(3,105,955)	2,779,934

Net increase (decrease) in net assets resulting from operations	$(3,053,862)	$3,043,713

[1]	Commencement of operations.

See notes to the financial statements.

ANNUAL REPORT  35

Statements of Operations
Period Ended April 30, 2007

	Dollar Bear	Mid Cap	Total Market
	2.5X Fund	Bull 2.5X Fund	Bull 2.5X Fund
	June 12, 2006[1] to	May 2, 2006[1] to	May 2, 2006[1] to
	April 30, 2007	April 30, 2007	April 30, 2007

Investment income:
Dividend income	$16,458	$15,946	$14,901
Interest income	84,797	127,899	8,922

Total investment income	101,255	143,845	23,823

Expenses:
Investment advisory fees	15,213	23,989	6,001
Distribution expenses	4,866	7,882	1,902
Administration fees	9,160	10,273	10,031
Shareholder servicing fees	15,117	20,128	12,519
Fund accounting fees	21,231	23,311	23,138
Custody fees	2,894	3,345	3,615
Federal and state registration fees	27,975	19,158	19,621
Taxes	31	94	—
Professional fees	22,304	23,496	22,977
Reports to shareholders	8,512	8,482	8,478
Directors’ fees and expenses	896	735	929
Other	4,483	5,707	4,952

Total expenses before reimbursement	132,682	146,600	114,163
Less: Reimbursement of expenses by Adviser	(97,186)	(90,530)	(100,162)

Total expenses	35,496	56,070	14,001

Net investment income (loss)	65,759	87,775	9,822

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	—	(134,097)	(6,854)
Futures	(511,432)	27,287	—
Swaps	—	501,645	157,929

	(511,432)	394,835	151,075

Change in unrealized appreciation (depreciation) on:
Investments	—	17,863	82,122
Futures	106,898	(163,327)	—
Swaps	—	(16,372)	5,384

	106,898	(161,836)	87,506

Net realized and unrealized gain (loss) on investments	(404,534)	232,999	238,581

Net increase (decrease) in net assets resulting from operations	$(338,775)	$320,774	$248,403

[1]	Commencement of operations.

See notes to the financial statements.

36  DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	NASDAQ-100	NASDAQ-100
	Bull 2.5X Fund	Bear 2.5X Fund
	May 1, 2006[1] to	May 1, 2006[1] to
	April 30, 2007	April 30, 2007

Operations:
Net investment income (loss)	$87,969	$161,849
Net realized gain (loss) on investments	2,936,168	(3,947,630)
Change in net unrealized appreciation (depreciation) on investments	689,242	4,230

Net increase (decrease) in net assets resulting from operations	3,713,379	(3,781,551)

Distributions to shareholders - Investor Class
Net realized gains	(519,976)	—

Total distributions	(519,976)	—

Capital share transactions - Investor Class:
Proceeds from shares sold	97,448,796	106,045,299
Proceeds from shares issued to holders in reinvestment of distributions	489,246	—
Cost of shares redeemed	(94,060,470)	(94,104,890)

Net increase (decrease) in net assets resulting from capital share transactions	3,877,572	11,940,409

Total increase (decrease) in net assets	7,070,975	8,158,858

Net assets:
Beginning of period	—	—

End of period	7,070,975	8,158,858

Accumulated undistributed net investment income (loss), end of period	$157,038	$—

[1]	Commencement of operations.

See notes to the financial statements.

ANNUAL REPORT  37

Statements of Changes in Net Assets

	S&P 500	S&P 500
	Bull 2.5X Fund	Bear 2.5X Fund
	May 1, 2006[1] to	May 1, 2006[1] to
	April 30, 2007	April 30, 2007

Operations:
Net investment income (loss)	$224,040	$61,858
Net realized gain (loss) on investments	1,950,864	(1,258,755)
Change in net unrealized appreciation (depreciation) on investments	(72,537)	(3,696)

Net increase (decrease) in net assets resulting from operations	2,102,367	(1,200,593)

Distributions to shareholders - Investor Class
Net investment income	(404,025)	—
Net realized gains	(372,064)	(68,286)

Total distributions	(776,089)	(68,286)

Capital share transactions - Investor Class:
Proceeds from shares sold	69,624,311	63,303,047
Proceeds from shares issued to holders in reinvestment of distributions	772,245	62,866
Cost of shares redeemed	(61,340,970)	(57,705,880)

Net increase (decrease) in net assets resulting from capital share transactions	9,055,586	5,660,033

Total increase (decrease) in net assets	10,381,864	4,391,154

Net assets:
Beginning of period	—	—

End of period	$10,381,864	$4,391,154

Accumulated undistributed net investment income (loss), end of period	$78,533	$21,887

1 Commencement of operations.

See notes to the financial statements.

38  DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Japan	Latin America
	Bull 2X Fund	Bull 2X Fund
	May 3, 2006[1] to	May 2, 2006[1] to
	April 30, 2007	April 30, 2007

Operations:
Net investment income (loss)	$52,093	$263,779
Net realized gain (loss) on investments	(3,098,059)	2,360,608
Change in net unrealized appreciation (depreciation) on investments	(7,896)	419,326

Net increase (decrease) in net assets resulting from operations	(3,053,862)	3,043,713

Distributions to shareholders - Investor Class
Net investment income	—	(1,115,658)
Net realized gains	—	(120,382)

Total distributions	—	(1,236,040)

Capital share transactions - Investor Class:
Proceeds from shares sold	41,327,875	129,310,144
Proceeds from shares issued to holders in reinvestment of distributions	—	1,167,454
Cost of shares redeemed	(35,997,139)	(86,117,836)

Net increase (decrease) in net assets resulting from capital share transactions	5,330,736	44,359,762

Total increase (decrease) in net assets	2,276,874	46,167,435

Net assets:
Beginning of period	—	—

End of period	$2,276,874	$46,167,435

Accumulated undistributed net investment income (loss), end of period	$2,817	$2,083,712

[1]	Commencement of operations.

See notes to the financial statements.

ANNUAL REPORT  39

Statements of Changes in Net Assets

	Dollar Bear	Mid Cap	Total Market
	2.5X Fund	Bull 2.5X Fund	Bull 2.5X Fund
	June 12, 2006[1] to	May 2, 2006[1] to	May 2, 2006[1] to
	April 30, 2007	April 30, 2007	April 30, 2007

Operations:
Net investment income (loss)	$65,759	$87,775	$9,822
Net realized gain (loss) on investments	(511,432)	394,835	151,075
Change in net unrealized appreciation (depreciation) on investments	106,898	(161,836)	87,506

Net increase (decrease) in net assets resulting from operations	(338,775)	320,774	248,403

Distributions to shareholders - Investor Class
Net investment income	(36,588)	—	(47,560)
Net realized gains	(21,129)	—	(14,053)

Total distributions	(57,717)	—	(61,613)

Capital share transactions - Investor Class:
Proceeds from shares sold	26,936,787	68,473,567	6,851,675
Proceeds from shares issued to holders in reinvestment of distributions	56,294	—	59,591
Cost of shares redeemed	(23,801,830)	(60,429,734)	(5,195,568)

Net increase (decrease) in net assets resulting from capital share transactions	3,191,251	8,043,833	1,715,698

	2,794,759	8,364,607	1,902,488

Total increase (decrease) in net assets
Net assets:
Beginning of period	—	—	—

End of period	$2,794,759	$8,364,607	$1,902,488

Accumulated undistributed net investment income (loss), end of period	$—	$16,372	$37,087

[1]	Commencement of operations.

See notes to the financial statements.

40  DIREXION ANNUAL REPORT

Financial Highlights

	NASDAQ-100	NASDAQ-100	S&P 500 Bull
	Bull 2.5X Fund	Bear 2.5X Fund	2.5X Fund
	Investor Class	Investor Class	Investor Class
	May 1, 2006[1]	May 1, 2006[1]	May 1, 2006[1]
	to April 30, 2007	to April 30, 2007	to April 30, 2007

Per share data:
Net asset value, beginning of period	$20.00	$20.00	$20.00

Income (loss) from investment operations:
Net investment income (loss)[2]	0.23	0.60	0.70
Net realized and unrealized gain (loss) on investments	1.65	(4.66)	4.59

Total from investment operations	1.88	(4.06)	5.29

Less distributions:
Dividends from net investment income	—	—	(0.73)
Distributions from realized gains	(1.23)	—	(0.68)

Total distributions	(1.23)	—	(1.41)

Net asset value, end of period	$20.65	$15.94	$23.88

Total return	10.11%[4]	(20.30%)	26.95%
Supplemental data and ratios:
Net assets, end of period	$7,070,975	$8,158,858	$10,381,864
Ratio of net expenses to average net assets:
Before expense reimbursement	3.42%	3.23%	3.15%
After expense reimbursement	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.44%)	1.55%	1.81%
After expense reimbursement	1.23%	3.03%	3.21%
Portfolio turnover rate[3]	920%	0%	0%

[1]	Commencement of operations.

[2]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[3]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[4]	The Adviser made voluntary contributions to reduce the tracking error. If the contributions had not been made, the total return would have been 0.10% lower.

See notes to the financial statements.

ANNUAL REPORT  41

Financial Highlights

	S&P 500	Japan Bull	Latin America
	Bear 2.5X Fund	2X Fund	Bull 2X Fund
	Investor Class	Investor Class	Investor Class
	May 1, 2006[1]	May 3, 2006[1]	May 2, 2006[1]
	to April 30, 2007	to April 30, 2007	to April 30, 2007

Per share data:
Net asset value, beginning of period	$20.00	$20.00	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.51	0.51	0.42
Net realized and unrealized gain (loss) on investments	(5.25)	(1.03)	5.49

Total from investment operations	(4.74)	(0.52)	5.91

Less distributions:
Dividends from net investment income	—	—	(1.55)
Distributions from realized gains	(0.48)	—	(0.20)

Total distributions	(0.48)	—	(1.75)

Net asset value, end of period	$14.78	$19.48	$24.16

Total return	(23.87%)[6]	(2.60%)[2,6]	30.83%[2]
Supplemental data and ratios:
Net assets, end of period	$4,391,154	$2,276,874	$46,167,435
Ratio of net expenses to average net assets:
Before expense reimbursement	7.03%	7.00%[3]	2.26%[3]
After expense reimbursement	1.75%	1.75%[3]	1.75%[3]
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(2.26%)	(2.39%)[3]	1.56%[3]
After expense reimbursement	3.02%	2.86%[3]	2.07%[3]
Portfolio turnover rate[5]	0%	1,259%	861%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The Adviser made voluntary contributions to reduce the tracking error. If the contributions had not been made, the total return for the S&P 500 Bear 2.5X Fund and the Japan Bull 2X Fund would have been lower by 0.46% and 1.05%, respectively.

See notes to the financial statements.

42  DIREXION ANNUAL REPORT

Financial Highlights

	Dollar Bear	Mid Cap Bull	Total Market
	2.5X Fund	2.5X Fund	Bull 2.5X Fund
	Investor Class	Investor Class	Investor Class
	June 12, 2006[1]	May 2, 2006[1]	May 2, 2006[1]
	to April 30, 2007	to April 30, 2007	to April 30, 2007

Per share data:
Net asset value, beginning of period	$20.00	$20.00	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.60	0.55	0.26
Net realized and unrealized gain (loss) on investments	1.64	2.73	4.32

Total from investment operations	2.24	3.28	4.58

Less distributions:
Dividends from net investment income	(0.05)	—	(1.10)
Distributions from realized gains	(0.03)	—	(0.32)

Total distributions	(0.08)	—	(1.42)

Net asset value, end of period	$22.16	$23.28	$23.16

Total return	11.22%[2,6]	16.40%[2]	23.48%[2,6]
Supplemental data and ratios:
Net assets, end of period	$2,794,759	$8,364,607	$1,902,488
Ratio of net expenses to average net assets:
Before expense reimbursement	6.54%[3]	4.57%[3]	14.27%[3]
After expense reimbursement	1.75%[3]	1.75%[3]	1.75%[3]
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.55%)[3]	(0.09%)[3]	(11.29%)[3]
After expense reimbursement	3.24%[3]	2.73%[3]	1.23%[3]
Portfolio turnover rate[5]	0%	2,617%	921%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The Adviser made voluntary contributions to reduce the tracking error. If the contributions had not been made, the total return for the Dollar Bear 2.5X Fund and the Total Market Bull 2.5X Fund would have been lower by 0.25% and 0.06%, respectively.

See notes to the financial statements.

ANNUAL REPORT  43

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2007

1.	ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 37 series in operation of which nine are included in this report, the NASDAQ-100® Bull 2.5X Fund, NASDAQ-100® Bear 2.5X Fund, S&P 500® Bull 2.5X Fund, S&P 500® Bear 2.5X Fund, Japan Bull 2X Fund, Latin America Bull 2X Fund, Dollar Bear 2.5X Fund, Mid Cap Bull 2.5X Fund, and Total Market Bull 2.5X Fund (each a “Fund” and Collectively, the “Funds”). Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act. The NASDAQ-100® Bull 2.5X Fund, NASDAQ-100® Bear 2.5X Fund, S&P 500® Bull 2.5X Fund and S&P 500® Bear 2.5X Fund commenced operations on May 1, 2006. The Latin America Bull 2X Fund, Mid Cap Bull 2.5X Fund and Total Market Bull 2.5X Fund commenced operations on May 2, 2006. The Japan Bull 2X Fund and Dollar Bear 2.5X Fund commenced operations on May 3, 2006 and June 12, 2006, respectively.

The objective of the NASDAQ-100® Bull 2.5X Fund is to seek daily investment results, before fees and expenses, of 250% of the price performance of the NASDAQ-100® Index. The objective of the NASDAQ-100® Bear 2.5X Fund is to seek daily investment results, before fees and expenses, of 250% of the inverse (or opposite) of the price performance of the NASDAQ-100® Index. (Collectively, the NASDAQ-100® Bull 2.5X Fund and the NASDAQ-100® Bear 2.5X Fund are referred to as the “NASDAQ-100® Funds.”) Each NASDAQ-100® Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the NASDAQ-100® Index and/or financial instruments that, in combination, provide leveraged exposure to the NASDAQ-100® Index with the NASDAQ-100® Bull 2.5X Fund creating long positions and the NASDAQ-100® Bear 2.5X Fund creating short positions.

The objective of the S&P 500® Bull 2.5X Fund is to seek daily investment results, before fees and expenses, of 250% of the price performance of the S&P 500® Index. The objective of the S&P 500® Bear 2.5X Fund is to seek daily investment results, before fees and expenses, of 250% of the inverse (or opposite) of the price performance of the S&P 500® Index. (Collectively, the S&P 500® Bull 2.5X Fund and the S&P 500® Bear 2.5X Fund are referred to as the “S&P 500® Funds.”) Each S&P 500® Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the S&P 500® Index and/or financial instruments that, in combination, provide leveraged exposure to the S&P 500® Index with the S&P 500® Bull 2.5X Fund creating long positions and the S&P 500® Bear 2.5X Fund creating short positions.

The objective of the Japan Bull 2X Fund is to seek daily investment results, before fees and expenses, of 200% of the price performance of the Nikkei® 225 Index. The Japan Bull 2X Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Nikkei® 225 Index and/or financial instruments that, in combination, provide leveraged exposure to the Nikkei® 225 Index while creating long positions. The objective of the Latin America Bull 2X Fund is to seek daily investment results, before fees and expenses, of 200% of the price performance of the S&P® Latin America 40 Index (the “Latin America Index”). The Latin America Bull 2X Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Latin America Index and/or financial instruments that, in combination, provide leveraged exposure to the Latin America Index while creating long positions. The objective of the Dollar Bear 2.5X Fund is to seek daily investment results, before fees and expenses, of 250% of the inverse (or opposite) of the price performance of the U.S. Dollar® Index (the “USDX”). The Dollar Bear 2.5X Fund, under normal circumstances, invests at least 80% of its net assets in financial instruments that, in combination, provide leveraged exposure to the USDX while creating net short positions. The objective of the Mid Cap Bull 2.5X Fund is to seek daily investment results, before fees and expenses, of 250% of the price performance of the S&P® MidCap 400 Index. The Mid Cap Bull 2.5X Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the S&P® MidCap 400 Index and/or financial instruments that, in combination, provide leveraged exposure to the S&P® MidCap 400 Index while creating long positions. The objective of the Total Market Bull 2.5X Fund is to seek daily investment results, before fees and expenses, of 250% of the price performance of the MSCI® US Broad Market Index (“Broad Market Index”). The Total Market Bull 2.5X Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Broad Market Index and/or financial instruments that, in combination, provide

44  DIREXION ANNUAL REPORT

leveraged exposure to the Broad Market Index while creating long positions.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

a) Investment Valuation – Equity securities, over-the-counter (“OTC”) securities, swap agreements, options, futures and options on futures are valued at their last sales prices, or if not available, the average of the last bid and ask prices. Securities primarily traded on the NASDAQ Global Market are valued using the NASDAQ Official Closing Price (“NOCP”). Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the “amortized” cost method. Other debt securities are valued by using the closing bid and asked prices provided by the Fund’s pricing service or, if such prices are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Fund’s pricing service does not provide a valuation for such securities, the Fund’s pricing service provides a valuation that in the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or the Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees.

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receive, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

c) Stock Index Futures Contracts and Options on Futures Contracts – Each Fund may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

d) Short Positions – Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short positions may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.

e) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.

f) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic

ANNUAL REPORT  45

conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

g) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund.)

In a “long” swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities or other underlying securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”. Swap contracts are collateralized by the securities and cash of the Fund.

The Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure to the Fund has under the swap contract. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying securities and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of default or bankruptcy of a swap contract counterparty.

h) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

i) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income and excise taxes.

j) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory fees and registration costs. Expenses that are not directly attributable to a portfolio are generally allocated among the Trust’s portfolios in proportion to their respective net assets.

k) Distributions to Shareholders – Each Fund generally pays dividends from substantially all of its net investment

46  DIREXION ANNUAL REPORT

income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. Distributions to shareholders are recorded on the ex-dividend date. The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax period ended April 30, 2007. Each Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction.

The tax character of distributions for the Trust during the period ended April 30, 2007, were as follows:

	NASDAQ-100	NASDAQ-100	S&P 500
	Bull 2.5X Fund	Bear 2.5X Fund	Bull 2.5X Fund
	Period Ended	Period Ended	Period Ended
	April 30,	April 30,	April 30,
	2007[1]	2007[1]	2007[1]

Distributions paid from:
Ordinary Income	$—	$—	$552,861
Long-term capital gain	519,976	—	223,228

Total distributions paid	$519,976	$—	$776,089

	S&P 500	Japan	Latin America
	Bear 2.5X Fund	Bull 2X Fund	Bull 2X Fund
	Period Ended	Period Ended	Period Ended
	April 30,	April 30,	April 30,
	2007[1]	2007[2]	2007[3]

Distributions paid from:
Ordinary Income	$—	$—	$1,236,040
Long-term capital gain	68,286	—	—

Total distributions paid	$68,286	$—	$1,236,040

	Dollar	Mid Cap	Total Market
	Bear 2.5X Fund	Bull 2.5X Fund	Bull 2.5X Fund
	Period Ended	Period Ended	Period Ended
	April 30,	April 30,	April 30,
	2007[4]	2007[3]	2007[3]

Distributions paid from:
Ordinary Income	$45,069	$—	$61,613
Long-term capital gain	12,648	—	—

Total distributions paid	$57,717	$—	$61,613

[1]	Commenced operations on May 1, 2006.

[2]	Commenced operations on May 3, 2006.

[3]	Commenced operations on May 2, 2006.

[4]	Commenced operations on June 12, 2006.

ANNUAL REPORT  47

As of April 30, 2007, the components of distributable earnings on a tax basis for the Funds were as follows:

	NASDAQ-100	NASDAQ-100	S&P 500
	Bull 2.5X Fund	Bear 2.5X Fund	Bull 2.5X Fund

Cost basis of investments for federal income tax purposes	$5,707,222	$4,462,132	$12,362,615

Unrealized Appreciation	717,519	13,608	206,121
Unrealized Depreciation	(717,519)	(13,608)	(206,121)

Net unrealized appreciation/(depreciation)	—	—	—

Undistributed ordinary income/(loss)	279,564	—	96,103
Undistributed long-term gain/(loss)	57,057	—	16,123

Distributable earnings	336,621	—	112,226

Other Accumulated gain/(loss)	—	(3,068,266)	—

Total Accumulated gain/(loss)	$336,621	$(3,068,266)	$112,226

	S&P 500	Japan	Latin America
	Bear 2.5X Fund	Bull 2X Fund	Bull 2X Fund

Cost basis of investments for federal income tax purposes	$3,770,764	$2,047,990	$40,915,902

Unrealized Appreciation	41,170	38,049	1,945,505
Unrealized Depreciation	(41,170)	(38,049)	(1,807,067)

Net unrealized appreciation/(depreciation)	—	—	138,438

Undistributed ordinary income/(loss)	—	—	875,007
Undistributed long-term gain/(loss)	5	—	—

Distributable earnings	5	—	875,007

Other Accumulated gain/(loss)	(1,072,841)	(3,156,294)	(2,345,704)

Total Accumulated gain/(loss)	$(1,072,836)	$(3,156,294)	$(1,332,259)

	Dollar	Mid Cap	Total Market
	Bear 2.5X Fund	Bull 2.5X Fund	Bull 2.5X Fund

Cost basis of investments for federal income tax purposes	$2,568,935	$7,587,874	$1,603,846

Unrealized Appreciation	122,360	17,863	96,782
Unrealized Depreciation	(122,360)	(30,369)	(37,722)

Net unrealized appreciation/(depreciation)	—	(12,506)	59,060

Undistributed ordinary income/(loss)	—	—	46,567
Undistributed long-term gain/(loss)	—	—	—

Distributable earnings	—	—	46,567

Other Accumulated gain/(loss)	(425,885)	(311,882)	—

Total Accumulated gain/(loss)	$(425,885)	$(324,388)	$105,627

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales.

l) Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

48  DIREXION ANNUAL REPORT

3.	CAPITAL SHARE TRANSACTIONS

The capital share transactions for the Investor Class during the period ended April 30, 2007 was as follows:

	NASDAQ-100	NASDAQ-100	S&P 500 Bull	S&P 500 Bear
	Bull 2.5X Fund	Bear 2.5X Fund	2.5X Fund	2.5X Fund
	Period Ended	Period Ended	Period Ended	Period Ended
	April 30,	April 30,	April 30,	April 30,
	2007[1]	2007[1]	2007[1]	2007[1]

Shares Sold	5,337,108	5,401,654	3,220,985	3,588,342
Shares issued to holders in reinvestment of dividends	26,374	—	34,661	3,919
Shares redeemed	(5,020,982)	(4,889,672)	(2,820,823)	(3,295,088)

Total increase (decrease) from capital share transactions	342,500	511,982	434,823	297,173

	Japan Bull	Latin America	Dollar Bear	Mid Cap Bull	Total Market
	2X Fund	Bull 2X Fund	2.5X Fund	2.5X Fund	Bull 2.5X Fund
	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2007[2]	2007[3]	2007[4]	2007[3]	2007[3]

Shares Sold	2,126,192	6,610,281	1,287,644	3,357,859	331,384
Shares issued to holders in reinvestment of dividends	—	53,877	2,713	—	2,770
Shares redeemed	(2,009,305)	(4,752,902)	(1,164,251)	(2,998,504)	(252,009)

Total increase (decrease) from capital share transactions	116,887	1,911,256	126,106	359,355	82,145

[1]	Commenced operations on May 1, 2006.

[2]	Commenced operations on May 3, 2006.

[3]	Commenced operations on May 2, 2006.

[4]	Commenced operations on June 12, 2006.

4.	INVESTMENT TRANSACTIONS

During the period ended April 30, 2007, the aggregate purchases and sales of investments (excluding short-term investments, swaps, forward and futures contracts) were:

	NASDAQ-100	NASDAQ-100	S&P 500	S&P 500	Japan	Latin America		Mid Cap	Total Market
	Bull	Bear	Bull	Bear	Bull	Bull	Dollar Bear	Bull	Bull
	2.5X Fund	2.5X Fund	2.5X Fund	2.5X Fund	2X Fund	2X Fund	2.5X Fund	2.5X Fund	2.5X Fund

Purchases	$25,093,155	$—	$—	$—	$985,703	$130,073,600	$—	$9,408,738	$7,511,737
Sales	25,857,272	—	—	—	948,575	94,325,605	—	8,774,307	6,075,419

ANNUAL REPORT  49

There were no purchases or sales of long-term U.S. government securities.

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year.

At April 30, 2007 the following funds deferred, on a tax basis, post-October losses of:

NASDAQ-100 Bull 2.5X Fund	$—
NASDAQ-100 Bear 2.5X Fund	2,368,895
S&P 500 Bull 2.5X Fund	—
S&P 500 Bear 2.5X Fund	1,072,840
Japan Bull 2X Fund	2,507,910
Latin America Bull 2X Fund	2,327,938
Dollar Bear 2.5X Fund	425,885
Mid Cap Bull 2.5X Fund	311,881
Total Market Bull 2X Fund	—

At April 30, 2007 the following funds had capital loss carryforwards on a tax basis of:

	Capital Loss
	Carryover	Expires

NASDAQ-100 Bear 2.5X Fund	$699,371	2015
Japan Bull 2X Fund	648,384	2015

To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. generally accepted accounting principles require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

On the Statements of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

	Accumulated	Accumulated
	Net Investment	Realized	Paid-in
	Income (Loss)	Gain (Loss)	Capital

NASDAQ-100 Bull 2.5X Fund	$69,069	$(2,925,851)	$2,856,782
NASDAQ-100 Bear 2.5X Fund	(161,849)	875,134	(713,285)
S&P 500 Bull 2.5X Fund	258,518	(1,472,570)	1,214,052
S&P 500 Bear 2.5X Fund	(39,971)	236,014	(196,043)
Japan Bull 2X Fund	(49,276)	(53,156)	102,432
Latin America 2X Fund	2,935,591	(6,075,523)	3,139,932
Dollar Bear 2.5X Fund	(29,171)	(222)	29,393
Mid Cap Bull 2.5X Fund	(71,403)	(573,759)	645,162
Total Market Bull 2.5X Fund	74,825	(155,988)	81,163

The permanent differences primarily relate to swap, excise tax, and dividends on redemption adjustments with differing book and tax methods.

50  DIREXION ANNUAL REPORT

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund’s average daily net assets. For the period ended April 30, 2007, the Adviser has voluntarily agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses presented below as applied to each Fund’s average daily net assets. Because this is a voluntary waiver, the Adviser may change or end the waiver at any time. The Adviser may recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses. For the period ended April 30, 2007, the Adviser paid the following expenses:

	NASDAQ-100	NASDAQ-100	S&P 500	S&P 500
	Bull 2.5X Fund	Bear 2.5X Fund	Bull 2.5X Fund	Bear 2.5X Fund

Annual Adviser rate	0.75%	0.75%	0.75%	0.75%
Annual cap on expenses:	1.75%	1.75%	1.75%	1.75%
Expenses paid in excess of annual cap on expenses - 2007	$119,492	$79,014	$97,617	$108,118
Voluntary waiver - 2007	$—	$—	$—	$—
Adviser expense waiver recovery - 2007	$—	$—	$—	$—

	Japan	Latin America	Dollar	Mid Cap	Total Market
	Bull 2X Fund	Bull 2X Fund	Bear 2.5X Fund	Bull 2.5X Fund	Bull 2.5X Fund

Annual Adviser rate	0.75%	0.75%	0.75%	0.75%	0.75%
Annual cap on expenses:	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses paid in excess of annual cap on expenses - 2007	$95,705	$65,146	$97,186	$90,530	$100,162
Voluntary waiver - 2007	$—	$—	$—	$—	$—
Adviser expense waiver recovery - 2007	$—	$—	$—	$—	$—

Recovering expenses subject to potential recovery expiring in:

	NASDAQ-100	NASDAQ-100	S&P 500	S&P 500
	Bull 2.5X Fund	Bear 2.5X Fund	Bull 2.5X Fund	Bear 2.5X Fund

2010	$119,492	$79,014	$97,617	$108,118

Total	$119,492	$79,014	$97,617	$108,118

		Latin
	Japan	America	Dollar	Mid Cap	Total Market
	Bull 2X Fund	Bull 2X Fund	Bear 2.5X Fund	Bull 2.5X Fund	Bull 2.5X Fund

2010	$95,705	$65,146	$97,186	$90,530	$100,162

Total	$95,705	$65,146	$97,186	$90,530	$100,162

ANNUAL REPORT  51

Prior to September 1, 2006, the Board of Trustees has authorized the Funds to pay Rule 12b-1 fees up to 1.00% of the Investor Class average daily net assets, yet not to exceed the difference between a Fund’s Total Annual Operating Expenses (excluding Distribution and/or Service (12b-1) Fees) and 1.75% (excluding interest and dividends on short positions and extraordinary expenses). As of September 1, 2006, the Board of Trustees has authorized the Funds to pay Rule 12b-1 fees of 0.25% of the Investor Class average daily net assets. The Board of Trustees also approved a shareholder servicing fee of 0.25% effective September 1, 2006. Rafferty Capital Markets, LLC (the “Distributor”) serves as principle underwriter of the Funds, and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. There were no Rule 12b-1 fees retained by the Distributor for the period ended April 30, 2007. The Distributor is an affiliate of the Adviser.

The Adviser made a contribution of $63,820 to the NASDAQ-100 Bull 2.5X Fund to compensate the Fund for a trading error which is included with net realized gains on Futures on the Statements of Operations. In addition, capital contributions made by the Adviser into the NASDAQ-100 Bull 2.5X Fund, Dollar Bear 2.5X Fund, S&P 500 Bear 2.5X Fund, Total Market Bull 2.5X Fund, and Japan Bull 2X Fund were $4,700, $7,000, $24,958, $700, and $24,150, respectively. These contributions were made voluntarily by the Adviser to reduce the tracking error between the Fund and their benchmark.

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. Each Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

6.  NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the funds’ last NAV calculation in the first required financial statement reporting period. As a result, the Funds will incorporate FIN 48 in their semi-annual report on October 31, 2007. At this time, management has evaluated the impact of FIN 48 and has determined there is no material impact to the financial statements.

In September 2006, FASB issued its Statement on Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier adoption is permitted. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

52  DIREXION ANNUAL REPORT

Direxion Funds
Report of Independent Registered Public Accounting Firm

To the Shareholders and
Board of Trustees of Direxion Funds

We have audited the accompanying statements of assets and liabilities of NASDAQ-100 Bull 2.5X Fund, NASDAQ-100 Bear 2.5X Fund, S&P 500 Bull 2.5X Fund, S&P 500 Bear 2.5X Fund, Japan Bull 2X Fund, Latin America Bull 2X Fund, Dollar Bear 2.5X Fund, Mid Cap Bull 2.5X Fund, and Total Market Bull 2.5X Fund (each as a series of Direxion Funds) (the “Funds”) including the schedules of investments, as of April 30, 2007, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at April 30, 2007, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein in conformity with U.S. generally accepted accounting principles.

June 26, 2007
Chicago, Illinois

ANNUAL REPORT  53

Additional Information
(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the period ended April 30, 2007, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

NASDAQ-100 Bull 2.5X Fund	0.0%
NASDAQ-100 Bear 2.5X Fund	0.0%
S&P 500 Bull 2.5X Fund	0.0%
S&P 500 Bear 2.5X Fund	0.0%
Japan Bull 2X Fund	0.0%
Latin America 2X Fund	3.9%
Dollar Bear 2.5X Fund	0.0%
Mid Cap Bull 2.5X Fund	0.0%
Total Market Bull 2.5X Fund	3.9%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended April 30, 2007 was as follows:

NASDAQ-100 Bull 2.5X Fund	0.0%
NASDAQ-100 Bear 2.5X Fund	0.0%
S&P 500 Bull 2.5X Fund	0.0%
S&P 500 Bear 2.5X Fund	0.0%
Japan Bull 2X Fund	0.0%
Latin America 2X Fund	3.9%
Dollar Bear 2.5X Fund	0.0%
Mid Cap Bull 2.5X Fund	0.0%
Total Market Bull 2.5X Fund	3.9%

54  DIREXION ANNUAL REPORT

Direxion Funds
Trustees and Officers
(Unaudited)

The business affairs of each Fund are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. The SAI includes additional information about the Funds’ Trustee and Officers and is available without charge, upon request by calling 1-800-851-0511.

# of
		Term of		Portfolios in
	Position(s)	Office and		Direxion Complex	Other Trusteeships/
	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee[2]	by Trustee

Interested Trustees
Lawrence C. Rafferty[1] Age: 63	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997 — present; Chief Executive Officer of Rafferty Companies, LLC, 1996 — present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995 — present.	102	Board of Trustees, Fairfield University; Board of Directors, St. Vincent’s Services; Executive Committee, Metropolitan Golf Association

				# of
				Portfolios in
		Term of		Direxion
	Position(s)	Office and		Complex	Other Trusteeships/
	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships Held by
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee[2]	Trustee

Non-Interested Trustees
Daniel J. Byrne Age: 62	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Inc., 1992 — present; Trustee, The Opening Word Program, Wyandanch, New York.	102	None

Gerald E. Shanley III Age: 63	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Business Consultant, 1985 — present; Trustee of Trust Under Will of Charles S. Payson, 1987 — present; C.P.A. 1979 — present.	102	None

John Weisser Age: 65	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, Since 1995; Salomon Brothers, Inc, 1971 — 1995, most recently as Managing Director.	102	MainStay VP Series Fund, Inc.

# of
Portfolios in
		Term of		Direxion
	Position(s)	Office and		Complex	Other Trusteeships/
	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee[2]	by Trustee

Officers
Ron Fernandes Age: 48	Chief Executive Officer	One Year; Since 2006	Chief Executive Officer, Raven Holdings, 2003 — 2006; President, SunLife Distributors, Inc. and Executive Vice President, SunLife Retirement Products and Services, 1999 — 2002	N/A	None

Daniel D. O’Neill Age: 38	President; Chief Operating Officer and Chief Investment Officer	One Year; Since 1999 One Year; Since 2006	Managing Director of Rafferty, 1999 — present.	N/A	None

William Franca Age: 49	Executive Vice President — Head of Distribution	One Year; Since 2006	Senior Vice President — National Sales, Massachusetts Financial Services/SunLife Financial Distributors, 2002 — 2004; Executive Vice President, Distribution, SunLife, 2001 — 2002.	N/A	None

ANNUAL REPORT  55

Direxion Funds
Trustees and Officers
(Unaudited)

# of
		Term of		Portfolios in
	Position(s)	Office and		Direxion Complex	Other Trusteeships/
	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee[2]	by Trustee

Karin Louie Age: 42	Chief Compliance Officer	One Year; Since 2007	Director of Compliance, Alaric Compliance, 2006 — present; Compliance Consultant,
2003 — 2005; MBA, Financial Management and International Business, 2002 — 2003; BBA, General Business and Finance, 2002; Assistant Vice President and Branch Compliance Officer of Gruntal & Co., LLC,
			1998 — 2001.	N/A	None

Todd Kellerman Age: 33	Chief Financial Officer	Once Year; Since 2007	Vice President of Corporate Development. Raven Holdings, Inc., 2003 — 2005; Business Consultant, 2002 — 2003; Senior Consultant — Business Consulting, Arthur Anderson, 1999 — 2000.	N/A	None

Stephen P. Sprague Age: 57	Treasurer and Controller	One Year; Since 1999	Chief Financial Officer of Rafferty for the past 5 years.	N/A	None

Eric W. Falkeis 615 East Michigan Street Milwaukee, WI 53202 Age: 33	Secretary	One Year; Since 2004	Vice President, U.S. Bancorp Fund Services LLC, 1997 — present.	N/A	None

[1]	Mr. Rafferty is affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and owns a beneficial interest in Rafferty.

[2]	The Direxion Complex consists of the Direxion Funds which currently offers for sale to the public 37 portfolios of the 57 currently registered with the SEC and the Direxion Insurance Trust which currently offers for sale 3 portfolios of the 45 currently registered with the SEC.

The address for all trustees and officers except Eric W. Falkeis is 33 Whitehall St., New York, NY 10004.

56  DIREXION ANNUAL REPORT

ANNUAL REPORT APRIL 30, 2007

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Investment Advisor
Rafferty Asset Management, LLC
33 Whitehall Street, 10th Floor
New York, NY 10004

Administrator, Transfer Agent, Dividend
Paying Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr. Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
233 S. Wacker Dr.
Chicago, IL 60606

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 (starting with the year ending June 30, 2005) will be available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

Beginning with the Funds’ first and third quarters ending after July 9, 2004, the Funds will file complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q will be available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.
Item 3. Audit Committee Financial Expert.
The registrant’s board of [trustees/directors] has determined that there is at least one audit committee financial expert serving on its audit committee. Gerald E. Shanley III is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principle accountant. The following table details the aggregate fees billed or expected to be billed for each of the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 4/30/2007

Audit Fees	$157,800

Audit-Related Fees
Tax Fees	$31,500
All Other Fees
The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant’s financial statements for the fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 04/30/2007

Registrant	None
Registrant’s Investment Adviser	None
Item 5. Audit Committee of Listed Registrants.
Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
Item 6. Schedule of Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.
Item 11. Controls and Procedures.
(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.
(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Funds

By (Signature and Title)*	/s/ Daniel D. O’Neill

Daniel D. O’Neill, President

Date	July 9, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel D. O’Neill

Daniel D. O’Neill, President

Date	July 9, 2007

By (Signature and Title)*	/s/ Todd Kellerman

Todd Kellerman, Chief Financial Officer

Date	July 9, 2007

*	Print the name and title of each signing officer under his or her signature.